Unusual or Infrequent Items Impacting Quarterly Results (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Mortgage prepayment					$ 1,314
Interest rates of prepaid mortgages					8.55% and 7.95%
Prepayment penalty	$ 440				$ 116
Deferred loan costs on early prepayment	714				$ 15
Environmental remediation recovery				$ 3,000
Gain on investment land sold		$ 0				$ 0	$ 6,029	$ (34)
Environmental remediation expense		0	$ 2,000			0	(1,000)	0
Gain on remeasurement of investment in real estate partnership		$ 0				60,196	$ 0	$ 0
Tax Cuts and Jobs Act of 2017 deferred tax benefit	$ 12,043
Tax Cuts and Jobs Act of 2017 deferred tax benefit per share	$ 1.20
RiverFront on the Anacostia
Prepayment penalty	$ 440
Deferred loan costs on early prepayment	$ 714
Noncontrolling Interest
Gain on remeasurement of investment in real estate partnership						$ 20,469
Windlass Run Phase 2
Gain on investment land sold				$ 6,277